Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 40,559	₱ 48,262
Contract assets	3,399
Contract liabilities and unearned revenues	₱ 7,182	₱ 8,363